Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000186848
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend VIT Fund
Account Value	$ 10,000	$ 10,842	$ 10,113	$ 10,428	$ 11,019	$ 8,125	$ 9,645	$ 10,194	$ 10,018	$ 9,767	$ 10,215
C000186847
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum VIT Fund
Account Value	$ 10,000	19,074	14,731	14,108	16,456	10,262	13,067	12,567	11,460	9,949	10,294
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	$ 22,057	$ 19,510	$ 17,491	$ 18,771	$ 13,064	$ 14,331	$ 13,213	$ 12,375	$ 10,711	$ 10,413